Provisions for contingencies (Tables)	12 Months Ended
Jun. 30, 2025
Provisions for contingencies
Probable losses from civil, tax, labor and environmental contingencies

The balance of probable losses from civil, tax, labor and environmental contingencies recognized by the Group is as follow:

	2025	2024

Civil	5,586	481
Tax	5,439	4,230
Labor	2,804	9,161
Environmental	128	130

Total	13,957	14,002